INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) shares in Thousands	Sep. 30, 2022 $ / shares shares
Statement of financial position [abstract]
Par value per share (in dollars per share) | $ / shares	$ 0.02
Number of shares issued (in shares)	545,073
Number of shares outstanding (in shares)	531,846